SEGMENT AND GEOGRAPHIC INFORMATION (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013	Dec. 31, 2012
Segment and geographic information
Number of reportable segments of the group	2
Revenue	$ 44,254,674	$ 50,788,149	$ 42,280,424
Less: sales tax and related taxes	2,065,523	2,434,462	2,072,190
Net revenue	42,189,151	48,353,687	40,208,234
Less: cost of revenues	(11,717,148)	(13,264,217)	(9,998,390)
Gross profit	30,472,003	35,089,470	30,209,844
Online Business
Segment and geographic information
Revenue	35,277,786	37,670,793	34,091,925
Less: sales tax and related taxes	1,985,337	2,340,641	1,922,430
Net revenue	33,292,449	35,330,152	32,169,495
Less: cost of revenues	(6,534,883)	(7,643,598)	(6,949,772)
Gross profit	26,757,566	27,686,554	25,219,723
Offline Business
Segment and geographic information
Revenue	8,976,888	13,117,356	8,188,499
Less: sales tax and related taxes	80,186	93,821	149,760
Net revenue	8,896,702	13,023,535	8,038,739
Less: cost of revenues	(5,182,265)	(5,620,619)	(3,048,618)
Gross profit	$ 3,714,437	$ 7,402,916	$ 4,990,121